World Omni Automobile Lease Securitization Trust 2011-A MONTHLY SERVICER CERTIFICATE For the collection period ended 11/30/2011	Exhibit 99.1 PAGE 1

A.	DATES					Begin	End	# days
1	Payment Date						12/15/2011
2	Collection Period					11/1/2011	11/30/2011	30
3	Monthly Interest Period-Actual					11/15/2011	12/14/2011	30
4	Monthly Interest -Scheduled					11/15/2011	12/14/2011	30

B.	SUMMARY
				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	99,210,000.00	4,780,990.67	—	—	4,780,990.67	—	—
6	Class A-2 Notes	249,050,000.00	249,050,000.00	—	—	8,246,430.72	240,803,569.28	0.9668885
7	Class A-3 Notes	249,450,000.00	249,450,000.00	—	—	0.00	249,450,000.00	1.0000000
8	Class A-4 Notes	86,660,000.00	86,660,000.00	—	—	0.00	86,660,000.00	1.0000000
9	Total Class A Notes	684,370,000.00	589,940,990.67	0.00	0.00	13,027,421.39	576,913,569.28
10	Class B Notes	32,390,000.00	32,390,000.00	—	—	0.00	32,390,000.00	1.0000000

11	Total Notes	$716,760,000.00	622,330,990.67	$0.00	$0.00	$13,027,421.39	609,303,569.28

	Overcollateralization
12	Exchange Note	80,993,080.08	80,993,080.08				80,993,080.08
13	Series 2011-A Notes	12,177,720.75	24,297,924.03				24,297,924.03
14	Total Overcollateralization	93,170,800.83	105,291,004.11				105,291,004.11
15	Total Target Overcollateralization	$105,291,004.11	105,291,004.11				105,291,004.11

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
16	Class A-1 Notes	0.30137%	1,200.71	0.0121027	4,780,990.67	48.1906125	0.00
17	Class A-2 Notes	0.81000%	168,108.75	0.6750000	8,246,430.72	33.1115468	0.00
18	Class A-3 Notes	1.49000%	309,733.75	1.2416667	0.00	0.0000000	0.00
19	Class A-4 Notes	1.78000%	128,545.67	1.4833334	0.00	0.0000000	0.00
20	Total Class A Notes		607,588.88	0.8878076	13,027,421.39	19.0356406	0.00
21	Class B Notes	2.10000%	56,682.50	1.7500000	0.00	0.0000000	0.00

22	Totals		664,271.38	0.9267696	13,027,421.39	18.1754303	0.00

		Initial Balance	Beginning Balance				Ending Balance
23	Exchange Note Balance	728,937,721.00	654,859,795.30				643,135,116.05

	Reference Pool Balance Data		Initial	Current
24	Discount Rate		4.00%	4.00%
25	Aggregate Securitization Value		809,930,800.83	714,594,573.39
26	Aggregate Base Residual Value (Not Discounted)		537,958,155.81	516,254,337.23
			Units	Securitization Value
27	Securitization Value — Beginning of Period		39,012	727,621,994.78
28	Depreciation/Payments			(8,333,713.09)
29	Gross Credit Losses		(54)	(989,311.24)
30	Scheduled & Early Terminations		(29)	(360,500.65)
31	Payoff Units & Lease Reversals		(172)	(3,343,896.41)
32	Repurchased Leases		—	0.00

33	Securitization Value - End of Period		38,757	714,594,573.39

World Omni Automobile Lease Securitization Trust 2011-A MONTHLY SERVICER CERTIFICATE For the collection period ended 11/30/2011	PAGE 2

C.	SERVICING FEE
34	Servicing Fee Due				606,351.66
35	Unpaid Servicing Fees - Prior Collection Periods				0.00
36	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period				(10,699.17)

D.	RESERVE ACCOUNT
	Reserve Account Balances:
37	Required Reserve Account Balance (1.00% of Initial Securitization Value)				8,099,308.01
38	Beginning Reserve Account Balance				8,099,308.01
39	Ending Reserve Account Balance				8,099,308.01

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
40	Total Active Units (Excluding Inventory)	38,494	99.50%	710,075,396.55
41	31 - 60 Days Delinquent	159	0.41%	2,821,220.78
42	61 - 90 Days Delinquent	26	0.07%	429,652.88
43	91+ Days Delinquent	6	0.02%	58,461.10

44	Total	38,685	100.00%	713,384,731.31

45	Current Period Net Residual Losses/(Gains)				(39,512.89)

46	Current Period Net Credit Losses/(Gains)				157,705.43

World Omni Automobile Lease Securitization Trust 2011-A MONTHLY SERVICER CERTIFICATE For the collection period ended 11/30/2011	PAGE 3

F.	EXCHANGE NOTE COLLECTION ACCOUNT
	COLLECTED AMOUNTS
47	Collected Amounts	16,402,641.03

48	Investment Earnings on Collection Account	2,240.63

49	Total Collected Amounts, prior to Servicer Advances	16,404,881.66

50	Servicer Advance	0.00

51	Total Collected Amounts - Available for Distribution	16,404,881.66

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT
52	Servicing Fee	606,351.66
53	Interest on the Exchange Note - to the Trust Collection Account	1,146,004.64
54	Principal on the Exchange Note - to the Trust Collection Account	11,724,679.25
55	Trust Collection Account Shortfall Amount - to the Trust Collection Account	2,682,871.31
56	Remaining Funds Payable to Trust Collection Account	244,974.80

57	Total Distributions	16,404,881.66

G.	TRUST COLLECTION ACCOUNT
	AVAILABLE FUNDS
58	Available Funds	15,798,530.00

59	Investment Earnings on Reserve Account	1,161.77
60	Reserve Account Draw Amount	0.00

61	Total Available Funds - Available for Distribution	15,799,691.77

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT
62	Administration Fee	30,317.58
63	Class A Noteholders’s Interest Distributable Amount	607,588.88
64	Noteholders’ First Priority Principal Distributable Amount	0.00
65	Class B Noteholders’s Interest Distributable Amount	56,682.50
66	Noteholders’ Second Priority Principal Distributable Amount	0.00
67	Amount to Reinstate Reserve Account to Required Reserve Account Balance	0.00
68	Noteholders’ Regular Principal Distributable Amount	13,027,421.39
69	Remaining Funds Payable to Certificateholder	2,077,681.42

70	Total Distributions	15,799,691.77